UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VanEck Funds

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Funds

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 98.0%
Government: 90.7%
	United States Treasury Bills
$35,000,000	0.24%, 10/06/16 (a)	$34,998,732
25,000,000	0.26%, 11/03/16 (a)	24,993,583
40,000,000	0.27%, 12/29/16	39,973,795
40,000,000	0.29%, 12/22/16	39,973,487
30,000,000	0.30%, 11/10/16 (a)	29,990,150
31,000,000	0.31%, 10/20/16 (a)	30,994,961
10,000,000	0.31%, 10/27/16 (a)	9,997,754
40,000,000	0.33%, 12/08/16 (a)	39,974,991
		250,897,453

Number of Shares
Money Market Fund: 7.3%
20,138,598	AIM Treasury Portfolio - Institutional Class	20,138,598
Total Short-term Investments (Cost: $271,036,050)		271,036,051
Other assets less liabilities: 2.0%		5,642,220
NET ASSETS: 100.0%		$276,678,271

Total Return Swap Contracts – As of September 30, 2016, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Depreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$270,646,000	0.68%	10/19/16	1.8%	$5,024,995

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $40,987,519.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 0.43% + rate of the 3 Month T-Bill.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	92.6%	$250,897,453
Money Market Fund	7.4	20,138,598
	100.0%	$271,036,051

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	$20,138,598	$—	$—	$20,138,598
United States Treasury Obligations	—	250,897,453	—	250,897,453
Total	$20,138,598	$250,897,453	$—	$271,036,051
Other Financial Instruments:
Swap Contract	$—	$5,024,995	$—	$5,024,995

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 88.8%
Argentina: 0.5%
373,521	Grupo Supervielle SA (ADR) *	$5,531,846
Brazil: 3.8%
1,969,000	BB Seguridade Participacoes SA	18,090,715
787,700	CVC Brasil Operadora e Agencia de Viagens SA	5,825,126
224,600	Ouro Fino Saude Animal Participacoes SA	2,747,287
457,000	Smiles SA	7,583,995
1,228,400	Valid Solucoes SA	11,516,663
		45,763,786
China / Hong Kong: 28.3%
2,188,000	AIA Group Ltd. #	14,713,734
227,400	Alibaba Group Holding Ltd. (ADR) *	24,056,646
34,110	Baidu, Inc. (ADR) *	6,210,408
25,791,000	Beijing Enterprises Water Group Ltd. #	17,582,347
8,365,994	China Animal Healthcare Ltd. * # §	560,868
382,000	China Lodging Group Ltd. (ADR)	17,224,380
14,264,000	China Maple Leaf Educational Systems Ltd. #	13,274,548
10,356,000	China Medical System Holdings Ltd. #	17,507,768
14,500,000	Fu Shou Yuan International Group Ltd. #	8,386,875
1,569,000	Galaxy Entertainment Group Ltd. #	5,966,491
1,258,000	JD.com, Inc. (ADR) *	32,821,220
220,824	Kweichow Moutai Co. Ltd. #	9,884,271
12,984,000	Man Wah Holdings Ltd. #	8,350,650
11,993,000	Phoenix Healthcare Group Co. Ltd. #	21,447,122
2,834,684	Shanghai International Airport Co. Ltd. #	11,490,581
1,815,000	Shenzhou International Group Holdings Ltd. #	12,701,080
2,944,000	Sinopharm Group Co. Ltd. #	14,258,752
157,000	TAL Education Group (ADR) *	11,121,880
4,258,000	Techtronic Industries Co. #	16,679,828
1,615,500	Tencent Holdings Ltd. #	44,914,154
33,468,000	Xinyi Solar Holdings Ltd. #	12,620,561
5,033,482	Zhengzhou Yutong Bus Co. Ltd. #	16,698,684
		338,472,848
Egypt: 0.9%
2,105,250	Commercial International Bank Egypt SAE #	11,323,218
Hungary: 0.7%
414,226	Richter Gedeon Nyrt #	8,418,139
India: 14.3%
1,862,000	Axis Bank Ltd. #	15,232,534
2,306,000	Cadila Healthcare Ltd. #	13,524,325
562,000	Cholamandalam Investment and Finance Co. Ltd.	9,943,467
8,388,000	Dish TV India Ltd. * #	11,732,743
4,617,000	Fortis Healthcare Ltd. * #	11,655,487
592,000	HDFC Bank Ltd.	13,026,134
1,003,700	LIC Housing Finance Ltd. #	8,763,337
1,585,200	Phoenix Mills Ltd. #	9,188,686
1,014,990	Strides Shasun Ltd. #	15,387,893
774,321	Syngene International Ltd. # Reg S 144A	5,534,991
2,070,000	TVS Motor Co. Ltd. #	11,449,692
1,014,160	VA Tech Wabag Ltd. #	8,392,791
1,959,000	Yes Bank Ltd. #	37,064,159
		170,896,239
Indonesia: 1.1%
12,876,100	Link Net Tbk PT #	4,305,296
6,005,200	Matahari Department Store Tbk PT #	8,526,976
		12,832,272
Jordan: 0.7%
310,872	Hikma Pharmaceuticals Plc (GBP) #	8,120,502
Kenya: 1.4%
82,320,000	Safaricom Ltd.	16,171,451
Mexico: 3.0%
155,000	Fomento Economico Mexicano SAB de CV (ADR)	14,266,200
3,668,900	Qualitas Controladora SAB de CV	5,538,426
5,264,205	Unifin Financiera SAPI de CV SOFOM ENR	15,882,412
		35,687,038
Peru: 2.1%
168,000	Credicorp Ltd. (USD)	25,572,960
Philippines: 1.5%
11,744,000	Robinsons Retail Holdings, Inc. #	18,218,098
Russia: 2.3%
111,940	Magnit PJSC #	18,636,936
448,000	Yandex NV (USD) *	9,430,400
		28,067,336
South Africa: 4.7%
2,361,500	Life Healthcare Group Holdings Ltd. #	6,533,151
207,077	Naspers Ltd. #	35,839,404
1,625,893	Rhodes Food Group Pty Ltd.	3,270,151
390,000	Spar Group Ltd.	5,462,984
5,686,070	Transaction Capital Ltd	5,283,104
		56,388,794
South Korea: 4.3%
16,500	LG Household & Health Care Ltd. #	14,359,076
19,810	NAVER Corp. #	15,948,289
190,800	Soulbrain Co. Ltd. #	10,617,534
115,300	Woongjin Coway Co. Ltd. #	10,015,562
		50,940,461
Spain: 1.8%
1,076,616	CIE Automotive SA #	21,197,082
Switzerland: 2.0%
296,400	Luxoft Holding, Inc. (USD) *	15,664,740
407,047	Wizz Air Holdings Plc (GBP) * # Reg S 144A	8,644,836
		24,309,576
Taiwan: 7.4%
13,141,000	Advanced Semiconductor Engineering, Inc. #	15,781,837
1,711,500	Aerospace Industrial Development Corp. #	2,354,363
2,880,000	Basso Industry Corp. #	9,183,633
93,000	Largan Precision Co. Ltd. #	11,334,514
916,864	Poya Co. Ltd. #	13,658,904
6,100,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	35,856,662
		88,169,913
Thailand: 2.8%
535,000	CP All PCL (NVDR) #	948,006
14,758,000	CP ALL PCL #	26,249,987
5,770,000	Srisawad Power 1979 PCL (NVDR)	6,012,532
		33,210,525
Turkey: 2.8%
814,630	AvivaSA Emeklilik ve Hayat AS #	5,154,989
1,330,000	Tofas Turk Otomobil Fabrikasi AS #	9,697,796
42,321,443	Turkiye Sinai Kalkinma Bankasi AS #	18,754,520
		33,607,305
United Arab Emirates: 0.1%
66,251	NMC Health Plc (GBP)	1,176,435
United Kingdom: 2.3%
453,669	Bank of Georgia Holdings Plc	17,076,182
812,346	Hirco Plc * # §	0
2,393,943	International Personal Finance Plc #	8,069,034
3,704,796	Raven Russia Ltd. *	1,830,751
		26,975,967
Total Common Stocks (Cost: $949,900,416)		1,061,051,791
PREFERRED STOCKS: 4.7%
Brazil: 0.8%
836,600	Itau Unibanco Holding SA	9,137,350
Colombia: 1.1%
1,329,000	Banco Davivienda SA	13,597,205
South Korea: 2.8%
28,835	Samsung Electronics Co. Ltd. #	33,875,362
Total Preferred Stocks (Cost: $50,551,856)		56,609,917
REAL ESTATE INVESTMENT TRUSTS: 1.8%
Mexico: 1.8%
6,060,000	Concentradora Hipotecaria SAPI de CV	8,419,727
7,904,462	TF Administradora Industrial, S de RL de CV	13,085,946
Total Real Estate Investment Trusts (Cost: $23,307,558)		21,505,673
WARRANTS: 0.1% (Cost: $1,791,208)
Luxembourg: 0.1%
349,000	Deutsche Bank, London Branch, aXess Warrants (SAR 0.00, expiring 08/03/20) * # (a)	1,638,363
MONEY MARKET FUND: 6.4% (Cost: $76,530,044)
76,530,044	AIM Treasury Portfolio - Institutional Class	76,530,044
Total Investments: 101.8% (Cost: $1,102,081,082)		1,217,335,788
Liabilities in excess of other assets: (1.8)%		(21,918,646)
NET ASSETS: 100.0%		$1,195,417,142

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SAR	Saudi Riyal
USD	United States Dollar

(a)	Issue price $4.80. The security is linked to the performance of Samba Financial Group.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $788,227,021 which represents 65.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $560,868 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $14,179,827, or 1.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	22.3%	$271,237,865
Consumer Staples	9.1	111,295,709
Financials	21.8	265,406,221
Health Care	10.4	126,872,720
Industrials	4.2	50,705,127
Information Technology	18.5	225,693,573
Materials	0.9	10,617,534
Real Estate	2.7	32,525,110
Telecommunication Services	1.7	20,476,747
Utilities	2.1	25,975,138
Money Market Fund	6.3	76,530,044
	100.0%	$1,217,335,788

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$5,531,846	$—	$—	$5,531,846
Brazil	45,763,786	—	—	45,763,786
China / Hong Kong	91,434,534	246,477,446	560,868	338,472,848
Egypt	—	11,323,218	—	11,323,218
Hungary	—	8,418,139	—	8,418,139
India	22,969,601	147,926,638	—	170,896,239
Indonesia	—	12,832,272	—	12,832,272
Jordan	—	8,120,502	—	8,120,502
Kenya	16,171,451	—	—	16,171,451
Mexico	35,687,038	—	—	35,687,038
Peru	25,572,960	—	—	25,572,960
Philippines	—	18,218,098	—	18,218,098
Russia	9,430,400	18,636,936	—	28,067,336
South Africa	14,016,239	42,372,555	—	56,388,794
South Korea	—	50,940,461	—	50,940,461
Spain	—	21,197,082	—	21,197,082
Switzerland	15,664,740	8,644,836	—	24,309,576
Taiwan	—	88,169,913	—	88,169,913
Thailand	6,012,532	27,197,993	—	33,210,525
Turkey	—	33,607,305	—	33,607,305
United Arab Emirates	1,176,435	—	—	1,176,435
United Kingdom	18,906,933	8,069,034	0	26,975,967
Preferred Stocks
Brazil	9,137,350	—	—	9,137,350
Colombia	13,597,205	—	—	13,597,205
South Korea	—	33,875,362	—	33,875,362
Real Estate Investment Trusts*	21,505,673	—	—	21,505,673
Warrants*	—	1,638,363	—	1,638,363
Money Market Fund	76,530,044	—	—	76,530,044
Total	$429,108,767	$787,666,153	$560,868	$1,217,335,788

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $9,881,451 and transfers from Level 2 to Level 1 were $63,613,935. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2015	$1,403,319	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(842,451)	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2016	$560,868	$0

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.1%
Bermuda: 0.7%
782,600	Golar LNG Ltd. (USD)	$16,591,120
Canada: 17.7%
1,635,806	Agnico-Eagle Mines Ltd. (USD)	88,627,969
513,600	Agrium, Inc. (USD)	46,578,384
2,115,000	Barrick Gold Corp. (USD)	37,477,800
193,200	Detour Gold Corp. *	4,202,849
2,888,600	Eldorado Gold Corp. (USD) *	11,352,198
9,098,700	First Quantum Minerals Ltd.	75,316,805
3,607,100	Goldcorp, Inc. (USD)	59,589,292
4,636,800	Kinross Gold Corp. (USD) *	19,520,928
3,762,200	New Gold, Inc. (USD) *	16,365,570
244,430	Osisko Gold Royalties Ltd.	2,675,418
930,300	Semafo, Inc. *	3,871,670
4,494,500	Teck Resources Ltd. (USD)	81,035,835
		446,614,718
Kuwait: 0.1%
3,592,247	Kuwait Energy Plc (GBP) * # § ø	2,984,739
Monaco: 0.2%
1,279,200	Scorpio Tankers, Inc. (USD)	5,922,696
South Africa: 0.6%
9,328,300	Petra Diamonds Ltd. (GBP) #	15,656,855
Switzerland: 4.0%
37,337,125	Glencore Xstrata Plc (GBP) * #	102,235,446
United Kingdom: 2.0%
503,426	Randgold Resources Ltd. (ADR)	50,377,840
United States: 68.8%
847,700	Callon Petroleum Co. *	13,308,890
1,658,000	CF Industries Holdings, Inc.	40,372,300
754,800	Cimarex Energy Co.	101,422,476
772,850	Concho Resources, Inc. *	106,150,947
3,186,900	Consol Energy, Inc.	61,188,480
1,087,290	Diamondback Energy, Inc. *	104,966,977
1,053,500	EOG Resources, Inc.	101,883,985
2,195,700	Freeport-McMoRan Copper & Gold, Inc.	23,845,302
1,181,600	Green Plains Renewable Energy, Inc.	30,957,920
1,836,600	Gulfport Energy Corp. *	51,883,950
2,152,100	Halliburton Co.	96,586,248
963,500	Hess Corp.	51,662,870
4,465,900	Laredo Petroleum, Inc. *	57,610,110
2,369,500	Louisiana-Pacific Corp. *	44,617,685
6,280,000	Nabors Industries Ltd.	76,364,800
2,195,675	Newfield Exploration Co. *	95,424,036
1,907,800	Newmont Mining Corp.	74,957,462
2,956,600	Parsley Energy, Inc. *	99,075,666
2,354,500	Patterson-UTI Energy, Inc.	52,670,165
1,093,600	PDC Energy, Inc. *	73,336,816
542,500	Pioneer Natural Resources Co.	100,715,125
201,400	RSP Permian, Inc. *	7,810,292
1,097,800	Schlumberger Ltd.	86,330,992
1,588,900	SM Energy Co.	61,299,762
1,477,100	Steel Dynamics, Inc.	36,912,729
1,524,200	Sunrun, Inc. *	9,602,460
2,675,200	Superior Energy Services, Inc.	47,886,080
268,700	Union Pacific Corp.	26,206,311
		1,735,050,836
Total Common Stocks (Cost: $2,076,891,443)		2,375,434,250
MONEY MARKET FUND: 6.3% (Cost: $158,657,592)
158,657,592	AIM Treasury Portfolio - Institutional Class	158,657,592
Total Investments: 100.4% (Cost: $2,235,549,035)		2,534,091,842
Liabilities in excess of other assets: (0.4)%		(10,615,514)
NET ASSETS: 100.0%		$2,523,476,328

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $120,877,040 which represents 4.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,984,739 which represents 0.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $2,984,739, or 0.1% of net assets.

Restricted securities held by the Fund as of September 30, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,670	$2,984,739	0.1%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	59.3%	$1,504,035,142
Industrials	1.4	35,808,771
Materials	33.0	835,590,337
Money Market Fund	6.3	158,657,592
	100.0%	$2,534,091,842

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$16,591,120	$—	$—	$16,591,120
Canada	446,614,718	—	—	446,614,718
Kuwait	—	—	2,984,739	2,984,739
Monaco	5,922,696	—	—	5,922,696
South Africa	—	15,656,855	—	15,656,855
Switzerland	—	102,235,446	—	102,235,446
United Kingdom	50,377,840	—	—	50,377,840
United States	1,735,050,836	—	—	1,735,050,836
Money Market Fund	158,657,592	—	—	158,657,592
Total	$2,413,214,802	$117,892,301	$2,984,739	$2,534,091,842

There were no transfers between levels during the period ended September 30, 2016.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2015	$0	$3,192,772
Realized gain (loss)	(223,102)	—
Net change in unrealized appreciation (depreciation)	223,102	(208,033)
Purchases	—	—
Sales	0	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2016	$—	$2,984,739

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016:

	Value as of September 30, 2016	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$2,984,739	Market Comparable Transactions	Entitlement Multiple	9.00x	Increase
			Interest Multiple	1.45x	Increase
			Control Discount	20%	Decrease
			Marketability Discount	10%	Decrease
		Guideline Public Companies	Entitlement Multiple	7.00x – 12.00x	Increase
			Interest Multiple	0.55x – 3.40x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.5%
Australia: 12.4%
7,582,541	Cardinal Resources Ltd. * #	$3,979,146
13,821,587	Evolution Mining Ltd. #	26,287,675
35,669,662	Gold Road Resources Ltd. * #	16,951,874
1,216,725	Newcrest Mining Ltd. #	20,538,473
3,926,000	Northern Star Resources Ltd. #	13,912,386
3,323,257	OceanaGold Corp. (CAD)	9,980,283
6,190,000	Saracen Mineral Holdings Ltd. * #	6,778,812
		98,428,649
Canada: 67.1%
460,300	Agnico-Eagle Mines Ltd.	24,892,934
324,000	Agnico-Eagle Mines Ltd. (USD)	17,554,320
319,000	Alamos Gold, Inc.	2,626,015
2,588,000	Alamos Gold, Inc. (USD)	21,221,600
2,160,000	Argonaut Gold, Inc. * ø	5,680,095
3,853,875	Argonaut Gold, Inc. *	10,134,433
1,148,000	Asanko Gold, Inc. *	4,812,683
524,000	Asanko Gold, Inc. (USD) *	2,200,800
4,346,500	AuRico Metals, Inc. *	3,611,178
1,741,984	AuRico Metals, Inc. (USD) *	1,451,421
1,345,100	Auryn Resources, Inc. *	3,045,045
7,743,701	B2Gold Corp. *	20,304,380
10,552,000	B2Gold Corp. (USD) *	27,751,760
712,000	Barrick Gold Corp. (USD)	12,616,640
948,000	Bear Creek Mining Corp. (USD) * ø	2,038,200
2,070,000	Bear Creek Mining Corp. *	4,433,629
667,000	Bear Creek Mining Corp. (USD) *	1,434,050
6,930,000	Belo Sun Mining Corp. *	4,965,281
4,808,000	Columbus Gold Corp. *	2,418,751
5,549,000	Continental Gold, Inc. *	16,918,328
943,000	Corvus Gold, Inc. *	625,336
1,825,000	Corvus Gold, Inc. (USD) *	1,226,947
988,000	Detour Gold Corp. *	21,492,831
481,000	Eastmain Resources, Inc. (USD) *	316,354
1,839,000	Eastmain Resources, Inc. (USD) * ø	1,209,510
2,245,461	Eldorado Gold Corp. *	8,831,570
162,800	Eldorado Gold Corp. (USD) *	639,804
2,734,000	First Mining Finance Corp. *	1,771,333
499,000	Fortuna Silver Mines, Inc. *	3,617,127
103,000	Fortuna Silver Mines, Inc. (USD) *	745,720
39,386	Goldcorp, Inc.	649,954
1,903,897	Goldcorp, Inc. (USD)	31,452,378
1,170,000	Guyana Goldfields, Inc. *	7,303,861
1,055,000	Guyana Goldfields, Inc. (USD) *	6,595,860
21,923,000	Integra Gold Corp. *	12,866,885
3,217,000	Kinross Gold Corp. (USD) *	13,543,570
1,008,000	Kirkland Lake Gold, Inc. *	7,644,804
3,324,000	Klondex Mines Ltd. *	19,103,594
643,000	Lundin Gold, Inc. *	2,769,122
732,500	MAG Silver Corp. (USD) *	11,046,100
1,229,852	New Gold, Inc. *	5,333,936
1,026,170	New Gold, Inc. (USD) * ø	4,463,839
648,630	New Gold, Inc. (USD) *	2,821,540
1,919,000	Newcastle Gold Ltd. *	1,535,844
1,919,300	Newmarket Gold, Inc. *	6,890,433
1,133,000	NovaGold Resources, Inc. (USD) *	6,344,800
9,482,375	Orezone Gold Corp. ‡ *	5,565,325
1,505,400	Osisko Mining, Inc. * # § 144A ø	3,488,255
3,223,500	Premier Gold Mines Ltd. *	9,926,400
763,000	Pretium Resources, Inc. *	7,833,843
90,000	Pretium Resources, Inc. (USD) *	924,300
284,000	Richmont Mines, Inc. * Reg S	2,861,755
323,000	Richmont Mines, Inc. (USD) * Reg S	3,246,150
7,424,500	Roxgold, Inc. * 144A	8,771,657
15,300,000	Rye Patch Gold Corp. * # § 144A ø	3,673,539
9,825,000	Sabina Gold and Silver Corp. *	10,484,393
5,480,000	Semafo, Inc. *	22,806,357
18,611	Silver Wheaton Corp.	502,743
897,375	Silver Wheaton Corp. (USD)	24,256,046
480,000	Sulliden Mining Capital, Inc. *	146,347
1,129,000	TMAC Resources, Inc. * Reg S	15,971,828
972,300	Torex Gold Resources, Inc. *	21,032,718
1,823,430	Yamana Gold, Inc.	7,852,723
2,376,578	Yamana Gold, Inc. (USD)	10,243,051
		530,542,025
Mexico: 4.3%
1,459,000	Fresnillo Plc (GBP) #	34,234,142
United Kingdom: 5.0%
1,893,000	African Barrick Gold Ltd. #	12,206,702
10,229,500	Lydian International Ltd. (CAD) *	3,430,756
240,000	Randgold Resources Ltd. (ADR)	24,016,800
		39,654,258
United States: 10.7%
909,000	Newmont Mining Corp.	35,714,610
331,100	Royal Gold, Inc.	25,637,073
80,915	Tahoe Resources, Inc. (CAD)	1,037,380
1,407,000	Tahoe Resources, Inc. (CAD) ø	18,038,599
342,000	Tahoe Resources, Inc.	4,387,860
		84,815,522
Total Common Stocks (Cost: $465,667,784)		787,674,596
MONEY MARKET FUND: 0.5% (Cost: $3,649,557)
3,649,557	AIM Treasury Portfolio - Institutional Class	3,649,557
Total Investments: 100.0% (Cost: $469,317,341)		791,324,153
Liabilities in excess of other assets: (0.0)%		(22,688)
NET ASSETS: 100.0%		$791,301,465

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $142,051,004 which represents 18.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $7,161,794 which represents 0.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $15,933,451, or 2.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $38,592,037, or 4.9% of net assets.

Restricted securities held by the Fund as of September 30, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Argonaut Gold, Inc.	11/13/2009	2,160,000	$10,383,442	$5,680,095	0.7%
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	2,038,200	0.3
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	1,209,510	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	4,463,839	0.6
Osisko Mining, Inc.	09/09/2016	1,505,400	3,176,315	3,488,255	0.4
Rye Patch Gold Corp.	06/08/2016	15,300,000	2,650,394	3,673,539	0.5
Tahoe Resources, Inc.	05/28/2010	1,407,000	8,539,348	18,038,599	2.3
			$31,417,062	$38,592,037	4.9%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	1.8%	$13,845,792
Gold	86.7	658,494,402
Precious Metals & Minerals	5.7	43,736,423
Silver	5.3	40,167,736
Money Market Fund	0.5	3,649,557
	100.0%	$759,893,910

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2016 is set forth below:

Affiliates	Value 12/31/15	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/16
Integra Gold Corp.	$5,807,904	$—	$934,301	$449,814	$—	$	—(a)
Orezone Gold Corp.	2,178,094	—	1,149,801	(145,330)	—		5,565,325
Sabina Gold and Silver Corp.	6,063,901	—	1,733,994	(8,297,948)	—		—(a)
	$14,049,899	$—	$3,818,096	$(7,993,464)	$—		$5,565,325

(a)	Security held by Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$9,980,283	$88,448,366	$—	$98,428,649
Canada	523,380,231	7,161,794	—	530,542,025
Mexico	—	34,234,142	—	34,234,142
United Kingdom	27,447,556	12,206,702	—	39,654,258
United States	84,815,522	—	—	84,815,522
Money Market Fund	3,649,557	—	—	3,649,557
Total	$649,273,149	$142,051,004	$—	$791,324,153

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 44.2%
6,013	iShares 3-7 Year Treasury Bond ETF	$760,960
10,433	iShares Russell 1000 Growth Index Fund	1,086,936
9,519	iShares S&P Mid-Cap 400 Growth ETF	1,663,255
12,750	Vanguard Information Technology ETF	1,534,718
Total Exchange Traded Funds (Cost: $5,055,108) (a)		5,045,869

Principal Amount
SHORT-TERM INVESTMENTS: 54.7%
Government Obligations: 48.2% (Cost: $5,498,709)
$5,500,000	United States Treasury Bill 0.26%,11/03/16 (a)	5,498,709

Number of Shares
Money Market Fund: 6.5% (Cost: $736,631)
736,631	AIM Treasury Portfolio - Institutional Class	736,631
Total Short-term Investments: 54.7% (Cost: $6,235,340)		6,235,340
Total Investments: 98.9% (Cost: $11,290,448)		11,281,209
Other assets less liabilities: 1.1%		123,527
NET ASSETS: 100.0%		$11,404,736
SECURITIES SOLD SHORT: (20.0)%
EXCHANGE TRADED FUND: (20.0)% (Proceeds: $(2,277,804))

(40,656)	Vanguard Total International Bond ETF	(2,277,804)
Total Securities Sold Short (Proceeds: $(2,277,804))		$(2,277,804)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $12,759,713.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	44.7%	$5,045,869
Government	48.8	5,498,709
Money Market Fund	6.5	736,631
	100.0%	$11,281,209

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$5,045,869	$—	$—	$5,045,869
Short-term Investments
Government Obligation	—	5,498,709	—	5,498,709
Money Market Fund	736,631	—	—	736,631
Total	$5,782,500	$5,498,709	$—	$11,281,209

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(2,277,804)	$—	$—	$(2,277,804)

There were no transfers during the period end September 30, 2016.

See Notes to Schedules of Investments

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.7%
6,493	iShares Barclays Aggregate Bond Fund	$729,943
4,267	iShares MSCI Eurozone ETF	147,169
67,505	iShares MSCI Japan ETF	846,513
14,741	iShares MSCI Pacific ex Japan ETF	623,249
848	iShares MSCI South Korea Capped ETF	49,294
1,190	iShares MSCI Switzerland Capped ETF	36,355
12,254	iShares MSCI United Kingdom ETF	194,103
11,847	iShares Russell 1000 Growth Index Fund	1,234,102
17,010	iShares Russell 1000 Value ETF	1,796,596
1,020	iShares Russell 2000 Growth ETF	151,878
2,116	iShares Russell 2000 Value ETF	221,651
7,421	Vanguard FTSE Emerging Markets ETF	279,252
8,676	Vanguard Total Bond Market ETF	729,999
Total Exchange Traded Funds (Cost: $6,854,325)		7,040,104
MONEY MARKET FUND: 0.5% (Cost: $33,797)
33,797	AIM Treasury Portfolio - Institutional Class	33,797
Total Investments: 100.2% (Cost: $6,888,122)		7,073,901
Liabilities in excess of other assets: (0.2)%		(10,899)
NET ASSETS: 100.0%		$7,063,002

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	99.5%	$7,040,104
Money Market Fund	0.5	33,797
	100.0%	$7,073,901

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$7,040,104	$—	$—	$7,040,104
Money Market Fund	33,797	—	—	33,797
Total	$7,073,901	$—	$—	$7,073,901

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 52.0%
Argentina: 9.0%
USD	1,624,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$1,733,620
	1,363,000	Banco de Galicia y Buenos Aires SA 8.25%, 07/19/21 (c) 144A	1,495,892
	1,700,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	1,946,500
	1,200,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	1,347,000
	514,000	Pan American Energy LLC 7.88%, 05/07/21 Reg S	552,550
		YPF SA
	3,487,000	8.50%, 03/23/21 Reg S	3,900,209
	116,000	8.88%, 12/19/18 Reg S	128,760
			11,104,531
Brazil: 1.0%
	1,263,000	Caixa Economica Federal 2.38%, 11/06/17 Reg S	1,252,113
Cayman Islands: 0.8%
	889,000	Lima Metro Line 2 Finance Ltd. 5.88%, 07/05/34 Reg S	994,569
Georgia: 1.3%
	1,530,000	BGEO Group JSC 6.00%, 07/26/23 144A	1,587,375

Indonesia: 3.0%
		Pertamina Persero PT
	2,260,000	4.88%, 05/03/22 Reg S	2,441,128
	1,105,000	5.25%, 05/23/21 Reg S	1,211,080
			3,652,208
Ireland: 1.5%
	1,122,000	MMC Norilsk Nickel OJSC via MMC Finance Ltd. 6.63%, 10/14/22 Reg S	1,271,783
	591,000	Novolipetsk Steel via Steel Funding DAC 4.50%, 06/15/23 Reg S	597,501
			1,869,284
Israel: 2.0%
		Israel Electric Corp. Ltd.
	1,123,000	5.00%, 11/12/24 Reg S 144A	1,235,300
	1,150,000	5.63%, 06/21/18 Reg S	1,217,850
			2,453,150
Kazakhstan: 1.7%
	1,946,000	KazMunayGas National Co. JSC 9.13%, 07/02/18 Reg S	2,152,821
Luxembourg: 4.8%
		Gazprom OAO Via Gaz Capital SA
	2,761,000	8.15%, 04/11/18 Reg S	2,988,890
	2,045,000	9.25%, 04/23/19 (p) Reg S	2,357,709
	512,000	MHP SA 8.25%, 04/02/20 Reg S	492,800
			5,839,399
Mexico: 7.3%
	3,000,000	Coca-Cola Femsa SAB de CV 3.88%, 11/26/23	3,236,643
	380,000	Corp. GEO, SAB de CV 9.25%, 10/31/16 (c) (d) * Reg S	95
	1,900,000	Gruma SAB de CV 4.88%, 09/01/24 (c) Reg S	2,037,750
		Kimberly-Clark de Mexico SAB de CV
	1,950,000	3.25%, 03/12/25 Reg S	1,939,706
	1,185,000	3.80%, 04/08/24 Reg S	1,228,681
	681,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	502,238
			8,945,113
Netherlands: 9.0%
	1,226,000	Lukoil International Finance BV 4.56%, 04/24/23 Reg S	1,272,747
	902,000	Marfrig Holdings Europe BV 6.88%, 06/24/17 (c) Reg S	920,040
		Petrobras Global Finance BV
	3,136,000	5.38%, 01/27/21	3,109,344
	1,940,000	7.88%, 03/15/19	2,104,900
	3,300,000	8.38%, 05/23/21	3,613,500
			11,020,531
Peru: 3.8%
	1,126,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) Reg S	1,210,450
		Corp Financiera de Desarrollo SA
	1,542,000	3.25%, 07/15/19 Reg S	1,599,825
	113,000	4.75%, 02/08/22 Reg S	123,453
	1,619,000	Minsur SA 6.25%, 02/07/24 Reg S	1,695,902
			4,629,630
South Africa: 2.0%
	2,468,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 Reg S	2,454,179
South Korea: 1.3%
	1,550,000	NongHyup Bank 1.88%, 09/12/21 144A	1,547,030
United Kingdom: 3.5%
		AngloGold Ashanti Holdings Plc
	903,000	5.13%, 08/01/22	939,996
	465,000	5.38%, 04/15/20	485,651
	1,181,000	Ukreximbank Via Biz Finance Plc 9.63%, 04/27/22 Reg S	1,160,333
	1,668,000	Vedanta Resources Plc 6.00%, 01/31/19 Reg S	1,663,830
			4,249,810
Total Corporate Bonds (Cost: $62,240,670)			63,751,743
FOREIGN GOVERNMENT OBLIGATIONS: 38.4%
Argentina: 0.0%
	499	Province of Buenos Aires 4.00%, 05/15/35 (s) Reg S	380
Belarus: 2.4%
	2,820,000	Republic of Belarus International Bond 8.95%, 01/26/18 Reg S	2,973,690
Costa Rica: 1.5%
	1,516,000	Costa Rica Government International Bond 10.00%, 08/01/20 Reg S	1,845,730
Dominican Republic: 0.7%
	809,000	Dominican Republic International Bond 7.50%, 05/06/21 Reg S	908,103
Egypt: 0.5%
	566,000	Egypt Government International Bond 5.75%, 04/29/20 Reg S	582,415
Guatemala: 0.8%
	900,000	Guatemala Government Bond 4.50%, 05/03/26 144A	941,625
Ivory Coast: 1.7%
	2,104,000	Ivory Coast Government International Bond 5.38%, 07/23/24 Reg S	2,119,780
Mongolia: 3.1%
		Mongolia Government International Bonds
	1,023,000	5.13%, 12/05/22 Reg S	902,844
	2,700,000	10.88%, 04/06/21 Reg S	2,902,530
			3,805,374
Pakistan: 1.9%
		Pakistan Government International Bonds
	1,516,000	6.75%, 12/03/19 Reg S	1,600,021
	738,000	7.25%, 04/15/19 Reg S	780,241
			2,380,262
Paraguay: 1.1%
	1,231,000	Paraguay Government International Bond 5.00%, 04/15/26 144A	1,335,635
Rwanda: 1.2%
	1,492,000	Rwanda International Government Bond 6.63%, 05/02/23 Reg S	1,512,888
Serbia: 1.0%
	1,029,000	Serbia International Bond 7.25%, 09/28/21 Reg S	1,199,824
South Korea: 9.0%
		Export-Import Bank of Korea
	1,543,000	2.13%, 02/11/21	1,567,514
	2,570,000	4.00%, 01/29/21	2,807,183
	1,542,000	4.38%, 09/15/21	1,730,975
	257,000	5.00%, 04/11/22	300,150
		Korea Development Bank
	2,580,000	1.38%, 09/12/19	2,574,636
	2,057,000	2.00%, 09/12/26	2,022,319
			11,002,777
Sri Lanka: 1.0%
	1,181,000	Sri Lanka Government International Bond 6.00%, 01/14/19 Reg S	1,221,039
Trinidad and Tobago: 1.1%
	1,276,000	Trinidad & Tobago Government International Bond 4.50%, 08/04/26 144A	1,320,660
Turkey: 4.5%
	1,794,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	1,871,492
	3,377,000	Turkey Government International Bond 7.00%, 03/11/19	3,665,733
			5,537,225
Ukraine: 4.0%
		Ukraine Government International Bonds
	3,700,000	7.75%, 09/01/19 Reg S	3,663,148
	1,235,000	7.75%, 09/01/20 Reg S	1,209,929
			4,873,077
Vietnam: 1.4%
		Vietnam Government International Bonds
	1,476,800	4.00%, 10/31/16 (c) (s)	1,464,653
	227,000	6.75%, 01/29/20 Reg S	253,757
			1,718,410
Zambia: 1.5%
	2,054,000	Zambian Government International Bond 5.38%, 09/20/22 Reg S	1,815,654
Total Foreign Government Obligations (Cost: $46,641,784)			47,094,548

Number of Shares
MONEY MARKET FUND: 7.7% (Cost: $9,450,366)
	9,450,366	AIM Treasury Portfolio - Institutional Class	9,450,366
Total Investments: 98.1% (Cost: $118,332,820)			120,296,657
Other assets less liabilities: 1.9%			2,318,294
NET ASSETS: 100.0%			$122,614,951

USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-Income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $14,490,637, or 11.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.5%	$7,865,113
Communications	0.4	502,238
Consumer, Non-cyclical	9.6	11,589,240
Energy	21.5	25,833,638
Financial	10.0	12,059,521
Government	39.2	47,094,548
Industrial	0.8	994,664
Utilities	4.1	4,907,329
Money Market Fund	7.9	9,450,366
	100.0%	$120,296,657

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$63,751,743	$—	$63,751,743
Foreign Government Obligations*	—	47,094,548	—	47,094,548
Money Market Fund	9,450,366	—	—	9,450,366
Total	$9,450,366	$110,846,291	$—	$120,296,657

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

VANECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2016 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Other—The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes—As of September 30, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$312,355,955	$—	$(41,319,904)	$(41,319,904)
Emerging Markets Fund	1,104,005,977	148,649,472	(35,319,661)	113,329,811
Global Hard Assets Fund	2,269,108,120	696,144,160	(431,160,438)	264,983,722
International Investors Gold Fund	539,012,423	353,719,975	(101,408,245)	252,311,730
Long/Short Equity Index Fund	11,316,105	20,103	(54,999)	(34,896)
NDR Managed Allocation Fund	6,888,122	186,419	(640)	185,779
Unconstrained Emerging Markets Bond Fund	118,642,126	2,388,153	(733,622)	1,654,531

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Funds

Date: November 28, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: November 28, 2016